Description of Business and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Description of Business and Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Prior to April 13, 2011, Galena Biopharma, Inc. (“Galena” or the “Parent Company”) (formerly known as RXi Pharmaceuticals Corporation) engaged primarily in conducting discovery research and preclinical development activities based on RNAi, and Galena’s financial statements for periods through April 13, 2011 primarily reflected assets, liabilities and results of operations attributable to Galena’s RNAi-based assets, liabilities and results of operations. On April 13, 2011, Galena broadened its strategic direction by adding the development and commercialization of cancer therapies that utilize peptide-based immunotherapy products, including a main product candidate, NeuVax, for the treatment of various cancers. On September 24, 2011, Galena contributed to RXi Pharmaceuticals Corporation (“RXi,” “Registrant,” or the “Company”), a newly formed subsidiary of Galena, substantially all of Galena’s RNAi-related technologies and assets. The newly formed RXi was incorporated on September 8, 2011 with the issuance of 100 initial shares at a price of $0.01 per share for total consideration of $1.00.

Accordingly, the historical financial information for the three months ended March 31, 2012 and 2011, as well as the cumulative period from inception (January 1, 2003) through March 31, 2012, has been “carved out” of the financial statements of Galena, as our “Predecessor,” for such periods and includes activities through September 23, 2011. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities. The financial information for the cumulative period from inception through March 31, 2012 includes activities through September 23, 2011 and also includes the results of RXi for the period from September 24, 2011 to December 31, 2011. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

The carved-out financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of the various costs for technology license agreements, sponsored research agreements and fees paid to scientific advisors, and employees directly involved in RNAi-related activities. Indirect expenses represent expenses incurred by Galena on behalf of the RNAi business that have been allocated to the RNAi business. The indirect expenses are based upon (1) estimates of the percentage of time spent by individual Galena employees working on RNAi business matters and (2) allocations of various expenses associated with each employee including salary, benefits, rent associated with an employee’s office space, accounting and other general and administrative expenses. The percentage of time spent by individual Galena employees was then multiplied by the allocation of various expenses associated with those employees to develop an allocation of expense per employee and the sum of such allocations for these employees equals the total expense allocable to the RNAi business and reflected in the carved-out financial statements.

Management believes the assumptions underlying the allocations of indirect expenses in the carve-out financial information are reasonable; however, the financial position, results of operations, and cash flows may have been materially different if the RNAi business had operated as a stand-alone entity for the three months ended March 31, 2012.

RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. The RNAi business operated as a division of Galena prior to September 24, 2011. The balance of $6,203,000 in deficit accumulated since incorporation at March 31, 2012 includes RXi’s net loss of $4,463,000 for the period September 24, 2011 to March 31, 2012 and the Predecessor’s cumulative net loss of $73,466,000 through September 23, 2011 offset by cash and non-cash equity transactions of $71,726,000.

To date, RXi’s principal activities, including that of its Predecessor, have consisted of conducting discovery research and preclinical development activities utilizing the RNAi therapeutic platform, acquiring RNAi technologies and patent rights through exclusive, co-exclusive and non-exclusive licenses, recruiting an RNAi-focused management and scientific/clinical advisory team, capital raising activities and conducting business development activities aimed at establishing research and development partnerships with pharmaceutical and larger biotechnology companies.

The Company and its Predecessor have not generated any revenues since inception nor are any revenues expected for the foreseeable future and as such the Company is considered a development stage company for accounting purposes. The Company expects to incur significant operating losses for the foreseeable future while the Company advances its future product candidates from discovery through preclinical studies and clinical trials and seeks regulatory approval and potential commercialization, even if the Company is collaborating with pharmaceutical and larger biotechnology companies. The Company will need to generate significant revenues to achieve profitability and may never do so.

On September 24, 2011, RXi entered into a contribution agreement with Galena pursuant to which:

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Galena assigned and contributed to us substantially all of its RNAi-related technologies and assets, which consist primarily of novel RNAi compounds and licenses from Dharmacon, Inc., Northwestern University, the Carnegie Institute of Washington, and the University of Massachusetts Medical School relating to its RNAi technologies, as well as the lease of its Worcester, Massachusetts laboratory facility, fixed assets and other equipment located at the facility and its employment arrangements with certain scientific, corporate and administrative personnel who have become our employees, as well as research grants from the National Institute of Neurological Disorders and Stroke, National Institute of Allergy and Infectious Diseases, and the National Institute of General Medical Sciences of approximately $800,000 that are subject to the approval of the granting institutions, which was received in 2012; and

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RXi agreed to assume certain recent accrued expenses of the RXi-109 development program and all future obligations under the contributed licenses, employment arrangements and other agreements, and RXi agreed to make future milestone payments to Galena of up to $45 million, consisting of two one-time payments of $15 million and $30 million, respectively, if RXi achieves annual net sales equal to or greater than $500 million and $1 billion, respectively, of any covered products that may be developed with the contributed RNAi technologies.

On September 24, 2011, RXi entered into a securities purchase agreement with Galena, Tang Capital Partners, LP (“TCP”) and RTW Investments, LLC (“RTW”) pursuant to which:

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TCP and RTW agreed to purchase a total of 9,500 shares of RXi’s Series A Convertible Preferred Stock (the “Series A Preferred Stock”), for an aggregate purchase price of $9,500,000, at the closing of the spin-off transaction (see below) and to lend RXi up to $1,500,000 to fund RXi’s operations prior to the closing, with the outstanding principal and accrued interest on the loan converted into Series A Preferred Stock at the closing, at a conversion price of $1,000 per share, and such conversion applied to the $9,500,000 total investment by TCP and RTW;

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RXi agreed that the Series A Preferred Stock will be convertible by TCP or RTW at any time into shares of RXi common stock, except to the extent that the holder would own more than 9.999% of the shares of RXi common stock outstanding immediately after giving effect to such conversion. Without regard to this conversion limitation, the shares of the Series A Preferred Stock to be held by TCP and RTW would be convertible into shares of RXi common stock representing approximately 83% of the fully-diluted shares of RXi common stock;

•	Galena contributed $1.5 million of cash to RXi;

•	Galena agreed to distribute to its stockholders 8% of the fully diluted shares of common stock of RXi that will be outstanding immediately upon the completion of the spin-off transaction; and

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RXi agreed to reimburse, upon completion of the spin-off transaction, Galena for up to a total of $300,000, and TCP and RTW for a total of up to $100,000, of transaction costs relating to the contribution agreement with Galena, the securities purchase agreement summarized above and the transactions contemplated by those agreements.

As of April 27, 2012, the date of completion of RXi’s spin-off from Galena, TCP and RTW had advanced $1,000,000 to RXi under the bridge loan arrangement. As of March 31, 2012, the Company had received $1,000,000 of the bridge loan from TCP and RTW and is classified as long-term on the balance sheet, as the amount was subsequently converted into preferred stock. On April 27, 2012, the Company issued 9,500 of Series A Preferred Stock to TCP and RTW upon the conversion of the $1,026,736 principal and accrued interest under the bridge notes and the receipt of the remaining $8,473,624 from TCP and RTW, as provided for in the securities purchase agreement. At the closing of the spin-off transaction, RXi reimbursed Galena and TCP $300,000 and $100,000, respectively, for transaction related expenses. The Company believes that the cash received from the securities purchase agreement should be sufficient to fund RXi’s operations into the second quarter of 2013. In the future, RXi will be dependent on obtaining funding from third parties, such as proceeds from the sale of equity, funded research and development programs and payments under partnership and collaborative agreements, in order to maintain RXi’s operations and meet RXi’s obligations to licensors. There is no guarantee that debt, additional equity or other funding will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, RXi would be forced to scale back, or terminate the Company operations or to seek to merge with or to be acquired by another company.

As part of the transactions contemplated by the contribution and securities purchase agreements, on September 24, 2011, RXi entered into an agreement with Advirna, LLC (“Advirna”), a company affiliated with the Company’s former Senior Vice President and Chief Scientific Officer, pursuant to which:

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Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual $100,000 maintenance fee and a one-time $350,000 milestone payment upon the future issuance of the first patent with valid claims covering the assigned patent and technology rights;

•	RXi will also be required to pay a 1% royalty to Advirna for any licensing revenue received by RXi with respect to future licensing of the assigned Advirna patent and technology rights;

•	RXi has granted back to Advirna a license under the assigned patent and technology for fields of use outside the fields of human therapeutics and diagnostics; and

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RXi issued to Advirna, upon the completion of the spin-off transaction, shares of RXi’s common stock equal to approximately 5% of the fully diluted shares of RXi common stock assuming the conversion in full of all outstanding Series A Preferred Stock.

On September 24, 2011, RXi entered into employment agreements with Anastasia Khvorova, Ph.D., and Pamela Pavco, Ph.D., pursuant to which:

•	Dr. Khvorova served until April 27, 2012 as RXi’s Senior Vice President and Chief Scientific Officer; and

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Dr. Pavco serves as RXi’s Senior Vice President of Pharmaceutical Development and is entitled to a grant of stock options to purchase 2% of RXi’s fully-diluted shares of common stock immediately after the spin-off transaction, at an exercise price per share to be determined based on the fair value of RXi common stock at the date of grant.

Basis of Presentation

For the period from January 1, 2003 (date of inception) to December 31, 2006, the Predecessor financial information consists of various transactions of CytRx Corporation (“CytRx”), which were identified as direct expenses related to RNAi therapeutics and disaggregated (“carved out”) from CytRx’s financial statements. In addition, various indirect costs related to RNAi therapeutics (mainly senior management and accounting) were estimated and included as part of the Predecessor carved-out financial information. For the period from April 3, 2006 (date of incorporation of Galena) through December 31, 2007, Galena was operating as a subsidiary of CytRx. CytRx is the former parent of Galena. Galena was formed by CytRx and four prominent RNAi researchers to pursue the development of proprietary therapeutics based on RNAi for the treatment of human diseases. The financial information for the period from April 3, 2006 (date of incorporation of Galena) to March 31, 2012 was compiled from Galena’s books and records through September 23, 2011, and includes an allocation in 2007 of indirect costs from CytRx for overhead and general administrative costs provided through December 31, 2007 (that have been allocated based upon estimates developed by CytRx’s management and include corporate salaries, benefits, accounting, rent and other general and administrative expenses). There are no Predecessor financial statements for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2006 as there was no activity. In addition, the cumulative period from inception (January 1, 2003) through March 31, 2012 includes the results of RXi, the registrant, for the period from September 24, 2011 to March 31, 2012. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. RXi’s net loss for the period September 24, 2011 to March 31, 2012, included in the financial information for the cumulative period ended March 31, 2012, was $4,463,000.

In January 2012, the Company amended its certificate of incorporation to increase its authorized common shares from 1,000 shares to 1,500,000,000 shares and to provide for the authorization of 10,000,000 shares of preferred stock. On April 26, 2012, the Board of Directors declared a 1,004,397.41 for 1 split in the form of a stock dividend of the Company’s common stock resulting in the distribution on April 26, 2012 of 100,439,841 additional shares to Galena, the Company’s sole stockholder on the record date for the distribution. Contemporaneously, Galena distributed 66,959,894 shares of RXi common stock to its shareholders. Amounts per share and the number of common and preferred shares in the accompanying financial statements have been adjusted to give retroactive effect to the stock split and amount of authorized shares for all periods presented.

Uses of estimates in preparation of financial statements

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Net loss per share

The Company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260 “Earnings per Share.” Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares that would have been outstanding during the period assuming the issuance of common shares for all potential dilutive common shares outstanding.

To determine the shares outstanding for the Company for the periods prior to the distribution of the RXi common shares to the Galena stockholders, Galena’s weighted average number of shares is multiplied by the distribution ratio of one share of RXi common stock for every one share of Galena common stock. Basic loss per share is computed by dividing the Company’s losses by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

Comprehensive Loss

The Company’s net loss is equal to its comprehensive loss for all periods presented.